Investments in associates and joint venture (Tables)	12 Months Ended
Dec. 31, 2020
Investments in associates and joint ventures
Schedule of interests in associates and joint ventures

(a)This caption is made up as follows:

	Share in equity
	2020	2019	2020	2019
	%	%	US$(000)	US$(000)

Associates
Sociedad Minera Cerro Verde S.A.A.	19.58	19.58	1,209,126	1,155,359
Minera Yanacocha S.R.L.	43.65	43.65	157,835	230,000
Compañía Minera Coimolache S.A.	40.10	40.10	104,833	98,426
Tinka Resources Ltd.	19.30	—	12,862	—
			1,484,656	1,483,785
Joint venture (d)			2,254	2,627
Other minor investments			1,865	1,835
			1,488,775	1,488,247

Schedule of net share in profit (loss) of investments

(b)The table below presents the net share in profit (loss) of investments:

	2020	2019	2018
	US$(000)	US$(000)	US$(000)
Associates
Sociedad Minera Cerro Verde S.A.A.	53,767	76,451	23,444
Compañía Minera Coimolache S.A.	10,055	12,883	10,994
Minera Yanacocha S.R.L.	(72,219)	(41,580)	(35,582)
Tinka Resources Ltd.	(868)	—	—
	(9,265)	47,754	(1,144)
Joint venture	(252)	(44)	—
	(9,517)	47,710	(1,144)

Summary of fair values of the identifiable assets and liabilities of associates as at the date of acquisition

The fair values of the identifiable assets and liabilities of Tinka as at the date of acquisition were as follows:

On acquisition
US$(000)
Current assets	16,548
Non-current assets	53,769
Current liabilities	(612)
Total identifiable net assets at fair value	69,705
Consideration transferred	13,453

Schedule of financial position of associate under equity method

The table below presents the key financial data from the joint venture under IFRS:

	2020	2019
	US$(000)	US$(000)

Statements of financial position as of December 31:
Current assets	12,946	11,090
Non-current assets	93,847	100,106
Liabilities	87,005	88,608
Shareholders' equity, reported	19,788	22,588
Group interests	2,254	2,627

Statements of profit or loss for the years ended December 31:
Revenue	20,571	24,521
Interest income	—	101
Interest expense	(5,252)	(5,694)
Income tax expense or income	311	186
Net loss from continued operations	(2,800)	(665)
Share in results	(252)	(44)

Minera Yanacocha S.R.L. [Member]
Investments in associates and joint ventures
Schedule of financial position of associate under equity method

The table below presents key financial data from the financial statements of Yanacocha under IFRS:

	2020	2019
	US$(000)	US$(000)

Statements of financial position as of December 31:
Current assets	1,099,590	1,060,455
Non-current assets	1,213,848	1,251,617
Current liabilities	(282,986)	(190,577)
Non-current liabilities	(1,706,066)	(1,631,783)

Shareholders' equity, net	324,386	489,712

Groups’ interest	141,594	213,759
Goodwill	16,241	16,241

	157,835	230,000

Schedule of statements of profit or loss

	2020	2019	2018
	US$(000)	US$(000)	US$(000)

Statements of profit or loss for the years ended December 31:

Sales of goods	620,162	739,302	680,618
Other comprehensive profit (loss):	123	1,246	(91)
Net loss from continued operations	(165,449)	(95,257)	(81,517)

Share in results	(72,219)	(41,580)	(35,582)

Sociedad Minera Cerro Verde Saa [Member]
Investments in associates and joint ventures
Schedule of net share in profit (loss) of investments

	2020	2019	2018
	US$(000)	US$(000)	US$(000)

Statements of profit or loss for the years ended December 31:

Sales of goods	2,538,593	2,896,894	3,061,930

Profit for the year	274,544	390,377	119,710

Share in results	53,767	76,451	23,444

Schedule of financial position of associate under equity method

The table below presents the key financial data from the financial statements of Cerro Verde under IFRS:

	2020	2019
	US$(000)	US$(000)

Statements of financial position as of December 31:
Current assets	1,754,888	1,614,928
Non-current assets	6,012,571	6,194,496
Current liabilities	(450,680)	(420,786)
Non-current liabilities	(1,681,451)	(2,029,315)

Shareholders' equity, net	5,635,328	5,359,323

Group’s interest	1,101,363	1,047,596
Goodwill	107,763	107,763

	1,209,126	1,155,359

Compania Minera Coimolache S.A. [Member]
Investments in associates and joint ventures
Schedule of net share in profit (loss) of investments

	2020	2019	2018
	US$(000)	US$(000)	US$(000)

Statements of profit or loss for the years ended December 31:
Sales of goods	203,163	241,173	225,447

Net income from continued operations	22,786	28,459	25,584
Adjustments to conform to the accounting policies	2,293	3,674	1,837

Net income, adjusted	25,079	32,133	27,421

Share in results	10,055	12,883	10,994

Schedule of financial position of associate under equity method

The table below presents the key financial data from the financial statements of Coimolache under IFRS:

	2020	2019
	US$(000)	US$(000)

Statements of financial position as of December 31:
Current assets	205,893	145,692
Non-current assets	213,073	234,223
Current liabilities	(45,589)	(34,028)
Non-current liabilities	(104,873)	(91,069)

Shareholders' equity, net	268,504	254,818

Adjustments to conform to the accounting policies of the Group	(7,037)	(9,330)

Equity, adjusted	261,467	245,488

Group’s interest	104,833	98,426

Tinka Resources Ltd [Member]
Investments in associates and joint ventures
Schedule of financial position of associate under equity method

The table below presents the key financial data from the financial statements of Tinka under IFRS:

2020
US$(000)
Statements of financial position as of December 31:
Current assets	14,075
Non-current assets	50,464
Current liabilities	(876)

Shareholders’ equity, net	63,663

Adjustments to conform to the accounting policies of the Group	2,982

Shareholders’ equity, net, adjusted	66,645

Group’s interest	12,862

Schedule of statements of profit or loss

2020
US$(000)
Statements of profit or loss for the years ended December 31:
Sales of goods	—

Net loss from continued operations	(2,311)
Adjustments to conform to the accounting policies	(2,189)

Net loss, adjusted	(4,500)

Share in results	(868)